Income/(Loss) per share	6 Months Ended
Jun. 30, 2026
Income/(Loss) per share
Income/(Loss) per share

15Income/(Loss) per share

Basic and diluted income/(loss) per share and basic and diluted income/(loss) per American Depositary Shares (“ADS”) is calculated as follows:

	Six months ended June 30,
	2025		2026
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
(Loss)/Income per share—basic:
Numerator:
Net (loss)/income attributable to common shareholders	(2,028)	(545)	2,309	340	628	93
Denominator:
Weighted average number of shares used in calculating basic (loss)/income per share	63,325,008	17,000,189	62,427,953	62,427,953	17,000,189	17,000,189
Basic (loss)/income per share	(0.03)	(0.03)	0.04	0.01	0.04	0.01
(Loss)/Income per share—diluted:
Numerator:
Net (loss)/income attributable to common shareholders	(2,028)	(545)	2,339	345	598	88
Denominator:
Dilutive share options and restricted share units	—	—	3,977,667	3,977,667	—	—
Weighted average number of shares used in calculating diluted (loss)/income per share	63,325,008	17,000,189	66,405,620	66,405,620	17,000,189	17,000,189
Diluted (loss)/income per share	(0.03)	(0.03)	0.04	0.01	0.04	0.01
(Loss)/Income per ADS (3 ADSs equal 40 Class A common shares):
(Loss)/Income per ADS—basic	(0.40)		0.49	0.07
(Loss)/Income per ADS—diluted	(0.40)		0.47	0.07

For the six months ended June 30, 2025 and 2026, the two-class method is applicable because the Company has Class A and Class B common shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company.

The effect of all outstanding share options and restricted share units were excluded from the computation of diluted (loss)/income per share for the six months ended June 30, 2025 as their effects would be anti-dilutive.